Exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total exploration and evaluation assets	$ 1	$ 1
Tuligtic Member
IfrsStatementLineItems [Line Items]
Opening balance	1	1
Closing balance	1	1	$ 1
Opening balance
Professional/technical fees	90,828	154,246
Travel and accommodation	1,755
Geology, geophysics and exploration		35,931
Supplies and miscellaneous		78,709
Environmental and permit	767	35,391
Value-added tax (Note 4)	14,033	53,883
Refund - Value-added tax	(24,632)	(302,786)
Impairment of deferred exploration cost	(82,751)	(55,374)	$ (52,514,758)
Total deferred exploration costs during the year
Closing balance
Total exploration and evaluation assets	$ 1	$ 1